Cash and cash equivalents and time deposit (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents and time deposit
Schedule of Cash on Hand and Cash Held at Bank

Cash on hand and cash held at bank balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	As of December 31,
	2017		2018
	Amount	equivalent	Amount	equivalent
RMB	50,600	7,694	61,312	8,904
HK$	18,099	2,332	10,337	1,317
US$	33,639	33,639	29,185	29,185
SGD	432	323	263	190
TWD	7,014	235	5,700	181
Euro (“EUR”)	106	126	38	43
Others	67	52	6	8
		44,401		39,828